Other Receivables (Tables)	12 Months Ended
Jun. 30, 2020
Other Receivables [Abstract]
Schedule of other receivables
	June 30, 2020	June 30, 2019
Security deposits for rents	$516,960	$595,435
Employee advances	2,080	2,677
Others	6,456	-
Subtotal	523,085	598,112
Less: Long-term security deposits	(422,783)	(384,860)
Total other receivables	$100,302	$213,252